Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2025
Commitments, Contingencies and Guarantees
Schedule of commitments

Future payments under the company’s commitments, including service arrangements for pipeline transportation agreements and for other property and equipment, are as follows:

	Payment Due by Period
($ millions)	2026	2027	2028	2029	2030	Thereafter	Total
Commitments
Product transportation and storage	1 855	1 658	1 600	1 493	1 346	9 971	17 923
Energy services & other long-term contracts	393	280	185	172	173	150	1 353
Exploration work commitments	—	—	—	—	—	477	477
	2 248	1 938	1 785	1 665	1 519	10 598	19 753